Nature of the Business (Details) - USD ($) $ / shares in Units, $ in Thousands							3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 12, 2021	Jan. 07, 2021	Jun. 26, 2020	Jan. 27, 2020	Apr. 15, 2019	Jun. 22, 2018	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2018	Jun. 26, 2018
Class of Stock
Net loss							$ (20,648)	$ (44,751)	$ (142,094)	$ (123,849)	$ (44,751)
Accumulated deficit									(379,244)	(237,150)
Cash							$ 217,450	$ 246,984	$ 153,299	$ 210,643	$ 246,984
Subsequent Events
Class of Stock
Number of shares issued in transaction (shares)		1,700,000
Proceeds of issuance of ordinary shares, net of issuance costs		$ 15,300
Ordinary shares | Subsequent Events
Class of Stock
Number of shares issued in transaction (shares)	14,285,715
Per share price of issuance (usd per share)	$ 7.00
Proceeds of issuance of ordinary shares, net of issuance costs	$ 123,400
Ordinary shares | IPO
Class of Stock
Number of shares issued in transaction (shares)			10,147,059
Per share price of issuance (usd per share)												$ 17.00
Proceeds of issuance of ordinary shares, net of issuance costs						$ 156,500
Ordinary shares | Public Stock Offering
Class of Stock
Number of shares issued in transaction (shares)				7,250,000	4,830,000
Per share price of issuance (usd per share)				$ 11.00	$ 24.00
Proceeds of issuance of ordinary shares, net of issuance costs				$ 75,000	$ 108,800
Ordinary shares | Public Stock Offering | Subsequent Events
Class of Stock
Proceeds of issuance of ordinary shares, net of issuance costs	$ 108,100
Ordinary shares | Options
Class of Stock
Number of shares issued in transaction (shares)					630,000	1,323,529
Ordinary shares | Options | Subsequent Events
Class of Stock
Number of shares issued in transaction (shares)	2,142,857